State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114

November 6, 2025

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Prospectus and Statement of Additional Information, each dated November 4, 2025, for the Energy Resilience Portfolio, do not differ from those contained in Post-Effective Amendment No. 127, filed electronically on November 4, 2025, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-3969 if you have any questions regarding this filing.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes